Accounts receivable and accrued revenues	9 Months Ended
Sep. 30, 2022
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues
Note 8 – Accounts receivable and accrued revenues

Accounts receivable and accrued revenues totaling $50.4 million as of September 30, 2022, consists of mainly accounts receivable with no material amounts overdue.